Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
Summary of supplemental balance sheet information related to leases

	As of December 31, 2023	As of December 31, 2022
Operating lease ROU asset:
Other assets	$226,259	$358,472

Operating lease liability:
Other current liabilities	$125,022	$142,340
Other long-term liabilities	137,655	262,677
Total operating lease liability	$262,677	$405,017

Summary of supplemental lease term and discount rate information related to leases

	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease terms – operating leases	1.7 years	2.7 years
Weighted-average discount rate – operating leases	12.6%	12.6%

Summary of supplemental cash flow information related to leases

	For the Years Ended
	December 31,
	2023	2022
Operating cash flows from operating leases	$189,374	$187,739

Summary of future minimum lease payments under non-cancelable leases

Lease Liability Maturity Analysis	Operating Leases
2024	155,242
2025	81,107
2026	82,325
Total lease payments	318,674
Less: Imputed Interest	(55,997)
Total	$262,677

Schedule of future minimum sublease income under non-cancelable leases

Sublease income	Operating Leases
2024	$56,000

Total	$56,000